Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease related assets and liabilities
	December 31, 2020	December 31, 2019

Right of use assets	$346,017	$400,720

Operating lease liabilities, current portion	$191,643	$106,136
Operating lease liabilities, noncurrent portion	102,767	265,797
Total operating lease liabilities	$294,410	$371,933

Schedule of maturities of lease liabilities

Twelve months ended December 31, 2021	$200,811
Twelve months ended December 31, 2022	71,624
Twelve months ended December 31, 2023	36,075
Total lease payments	308,510
Less: imputed interest	(14,100)
Present value of lease liabilities	$294,410